Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Stock Option Transactions

The following table presents a summary of stock option transactions for the three and nine months ended September 30, 2012 and 2011:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2012		2011		2012		2011
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options at beginning of period	3,698,019	$3.17	2,677,474	$3.98	2,607,446	$3.88	2,741,985	$3.81
Grants	—	—	90,000	7.95	1,127,500	1.71	155,000	7.83
Forfeitures	(9,146)	6.91	—	—	(46,073)	8.32	(7,500)	11.00
Exercises	(2,245)	1.33	(10,000)	2.04	(2,245)	1.33	(132,011)	1.59

Options at end of period	3,686,628	3.16	2,757,474	4.11	3,686,628	3.16	2,757,474	4.11

Weighted average per share fair value of options granted during the period	$—		$5.81		$1.33		$5.67

A summary of stock option transactions under the plans are as follows:

	Years Ended December 31,
	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
Options outstanding at beginning of period	2,741,985	$3.81	2,225,778	$2.14	1,959,726	$1.80
Grants	155,000	7.83	575,150	10.17	295,463	4.35
Forfeitures	(144,752)	8.98	(14,444)	5.11	(25,551)	1.84
Exercises	(144,787)	1.63	(44,499)	2.10	(3,860)	1.70

Options outstanding at period end	2,607,446	3.88	2,741,985	3.81	2,225,778	2.14

Options exercisable at period end	2,058,585	2.74	1,722,281	1.88	1,427,649	1.70

Weighted average per share fair value of options granted during the period	$5.67		$7.92		$3.74

Summary of Additional Stock Option Transactions

The following table provides additional information as of September 30, 2012:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(In thousands)
Outstanding	3,686,628	$3.16	6.58 years	$2,404
Exercisable	2,386,634	2.94	5.29 years	1,524
Expected to vest	941,265	4.06	8.84 years	575

The following table provides additional information as of December 31, 2011:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(In thousands)
Outstanding	2,607,446	$3.88	6.14 years	$—
Exercisable	2,058,585	2.74	5.54 years	—
Expected to vest	532,303	8.28	8.42 years	—

The following table provides additional information related to outstanding stock options, fully vested stock options, and stock options expected to vest as of December 31, 2011:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Outstanding	2,607,446	$3.88	6.14 years	$—
Exercisable	2,058,585	2.74	5.54 years	—
Expected to vest	532,303	8.28	8.42 years	—

Weighted-Average Assumptions Used for Option Grants

The Company estimated the fair value of options granted using the Black-Scholes option-pricing model with the following weighted-average assumptions used for option grants:

	Years Ended December 31,
	2011	2010	2009
Risk-free interest rate	1.61%	1.77%	3.44%
Volatility factor	88.21%	97.32%	112.57%
Grant date fair value of common stock	$5.67	$7.92	$4.35
Weighted-average expected life	5.78 years	6.05 years	6.18 years
Assumed forfeiture rate	10.00%	10.00%	10.00%

Employee Stock-Based Compensation Expense

Employee stock-based compensation expense related to stock options recognized under ASC 718 was as follows:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Marketing	$352	$127	$43
Research and development	376	209	161
General and administrative	1,078	458	307

Total employee stock-based compensation expense	$1,806	$794	$511

Outstanding and Exercisable Options

The following table summarizes outstanding and exercisable options at December 31, 2011:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$1.33	597,848	4.37	597,848	4.37
1.39	390,225	5.79	390,225	5.79
2.04	249,170	2.77	249,170	2.77
2.24	4,504	6.16	3,860	6.16
2.41	457,951	6.22	428,689	6.22
3.26	3,676	6.39	2,940	6.39
3.88	33,823	6.09	30,147	6.04
4.01	260,736	7.60	137,102	7.55
5.03	4,438	6.66	3,471	6.66
5.44	2,059	6.77	1,672	6.77
6.74	100,375	8.61	35,218	8.61
7.53	37,500	9.44	37,500	9.44
7.97	20,000	9.30	—	—
8.47	52,618	8.88	11,826	8.03
9.87	21,873	8.75	21,873	8.75
11.00	50,000	8.32	18,748	8.32
11.15	302,650	8.84	81,964	8.84
11.91	18,000	8.93	6,332	8.93

	2,607,446		2,058,585